Equity-accounted investees - Reconciliation of Changes in Interests in Joint Ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of joint ventures [line items]
Carrying amount of interest at the beginning of the period	$ 18,413
Group's share of profit (loss) for the period		$ 0	$ 0
Group's share of other comprehensive income		0	0
Carrying amount of interest at the end of the period	30,595	18,413
Joint ventures
Disclosure of joint ventures [line items]
Carrying amount of interest at the beginning of the period	16,867	20,424
Group's share of profit (loss) for the period	29,932	40,161	51,407
Group's share of other comprehensive income	(483)	(1,224)	(1,610)
Carrying amount of interest at the end of the period	30,595	16,867	20,424
Investments in equity accounted investees | Joint ventures
Disclosure of joint ventures [line items]
Gross balance	27,565	(3,298)	(38,095)	$ (89,338)
Offset investment with shareholders loan	3,030	20,165	58,520	105,643
Carrying amount of interest at the beginning of the period	16,867	20,425	16,305
Group's share of profit (loss) for the period	29,933	40,161	51,407
Group's share of other comprehensive income	(483)	(1,224)	(1,610)
Group's share on upstream transactions		4,646
Capital increase/(decrease) in joint ventures		(3,737)	(1,499)
Dividends received from joint ventures	(1,250)	(23,478)	(275)
Dividend in kind (shares TUKA) distributed by associate	1,559
Reclassification of associate to joint venture	(136)
Movement shareholders loans to joint ventures	0	0	0
Business combinations		(15,981)
Carrying amount of interest at the end of the period	30,595	16,867	20,425
Shareholders loans | Joint ventures
Disclosure of joint ventures [line items]
Gross balance	162,763	203,512	317,749	363,414
Offset investment with shareholders loan	(3,030)	(20,165)	(58,520)	(105,643)
Carrying amount of interest at the beginning of the period	183,348	259,229	257,771
Group's share of profit (loss) for the period	0	0	0
Group's share of other comprehensive income	0	0	0
Group's share on upstream transactions		0
Capital increase/(decrease) in joint ventures		0	0
Dividends received from joint ventures	0	0	0
Dividend in kind (shares TUKA) distributed by associate	0
Reclassification of associate to joint venture	0
Movement shareholders loans to joint ventures	(40,750)	(18,499)	(45,665)
Business combinations		95,738
Carrying amount of interest at the end of the period	159,733	183,348	259,229
Shareholders loans | Joint ventures
Disclosure of joint ventures [line items]
Gross balance	0	0	0	0
Offset investment with shareholders loan	0	0	0	0
Carrying amount of interest at the beginning of the period	0	0	0
Group's share of profit (loss) for the period	0	0	0
Group's share of other comprehensive income	0	0	0
Group's share on upstream transactions		0
Capital increase/(decrease) in joint ventures		0	0
Dividends received from joint ventures	0	0	0
Reclassification of associate to joint venture	0
Movement shareholders loans to joint ventures	0	0	0
Business combinations		0
Carrying amount of interest at the end of the period	0	0	0
Investments in equity accounted investees | Joint ventures
Disclosure of joint ventures [line items]
Gross balance	0	0	0	(5,880)
Offset investment with shareholders loan	0	0	0	$ 0
Carrying amount of interest at the beginning of the period	0	0	(5,880)
Group's share of profit (loss) for the period	0	0	0
Group's share of other comprehensive income	0	0	0
Group's share on upstream transactions		0
Capital increase/(decrease) in joint ventures		0	5,880
Dividends received from joint ventures	0	0	0
Reclassification of associate to joint venture	0
Movement shareholders loans to joint ventures	0	0	0
Business combinations		0
Carrying amount of interest at the end of the period	$ 0	$ 0	$ 0